Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
The Netherlands	$ 14,347	$ 11,393	$ 9,672
Foreign	46,250	66,382	89,321
Provision for income tax current, total	60,597	77,775	98,993
Deferred:
The Netherlands	9,137	(5,535)	(683)
Foreign	(32,178)	16,266	(8,920)
Provision for income tax deferred, total	(23,041)	10,731	(9,603)
Total income tax expense	$ 37,556	$ 88,506	$ 89,390